Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements

NOTE 10: FAIR VALUE MEASUREMENTS

PG&E Corporation and the Utility measure their cash equivalents, trust assets, price risk management instruments, and other investments at fair value.  A three-tier fair value hierarchy is established that prioritizes the inputs to valuation methodologies used to measure fair value:
  Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 - Other inputs that are directly or indirectly observable in the marketplace.
  Level 3 - Unobservable inputs which are supported by little or no market activities.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets and liabilities measured at fair value on a recurring basis for PG&E Corporation and the Utility are summarized below (assets held in rabbi trusts and other investments are held by PG&E Corporation and not the Utility):

	Fair Value Measurements
	At December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$226	$-	$-	$-	$226
Nuclear decommissioning trusts
Money market investments	38	-	-	-	38
U.S. equity securities	1,046	11		-	1,057
Non-U.S. equity securities	457	-	-	-	457
U.S. government and agency securities	760	156	-	-	916
Municipal securities	-	25	-	-	25
Other fixed-income securities	-	162	-	-	162
Total nuclear decommissioning trusts (2)	2,301	354	-	-	2,655
Price risk management instruments
(Note 9)
Electricity	2	27	107	3	139
Gas	-	5	-	(1)	4
Total price risk management instruments	2	32	107	2	143
Rabbi trusts
Fixed-income securities	-	39	-	-	39
Life insurance contracts	-	70	-	-	70
Total rabbi trusts	-	109	-	-	109
Long-term disability trust
Money market investments	9	-	-	-	9
U.S. equity securities	-	14	-	-	14
Non-U.S. equity securities	-	12	-	-	12
Fixed-income securities	-	122	-	-	122
Total long-term disability trust	9	148	-	-	157
Other investments	84	-	-	-	84
Total assets	$2,622	$643	$107	$2	$3,374
Liabilities:
Price risk management instruments
(Note 9)
Electricity	$19	$72	$137	$(84)	$144
Gas	1	3	-	(1)	3
Total liabilities	$20	$75	$137	$(85)	$147

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
(2) Represents amount before deducting $313 million, primarily related to deferred taxes on appreciation of investment value.

	Fair Value Measurements
	At December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$209	$-	$-	$-	$209
Nuclear decommissioning trusts
Money market investments	21	-	-	-	21
U.S. equity securities	940	9	-	-	949
Non-U.S. equity securities	379	-	-	-	379
U.S. government and agency securities	681	139	-	-	820
Municipal securities	-	59	-	-	59
Other fixed-income securities	-	173	-	-	173
Total nuclear decommissioning trusts (2)	2,021	380	-	-	2,401
Price risk management instruments
(Note 9)
Electricity	1	60	80	6	147
Gas	-	5	1	(6)	-
Total price risk management instruments	1	65	81	-	147
Rabbi trusts
Fixed-income securities	-	30	-	-	30
Life insurance contracts	-	72	-	-	72
Total rabbi trusts	-	102	-	-	102
Long-term disability trust
Money market investments	10	-	-	-	10
U.S. equity securities	-	14	-	-	14
Non-U.S. equity securities	-	11	-	-	11
Fixed-income securities	-	136	-	-	136
Total long-term disability trust	10	161	-	-	171
Total assets	$2,241	$708	$81	$-	$3,030
Liabilities:
Price risk management instruments
(Note 9)
Electricity	$155	$144	$160	$(156)	$303
Gas	8	9	-	(9)	8
Total liabilities	$163	$153	$160	$(165)	$311

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
(2) Represents amount before deducting $240 million, primarily related to deferred taxes on appreciation of investment value.

Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.  All investments that are valued using a net asset value per share can be redeemed quarterly with notice not to exceed 90 days.

Money Market Investments

PG&E Corporation and the Utility invest in money market funds that seek to maintain a stable net asset value.  These funds invest in high quality, short-term, diversified money market instruments, such as U.S. Treasury bills, U.S. agency securities, certificates of deposit, and commercial paper with a maximum weighted average maturity of 60 days or less.  PG&E Corporation's and the Utility's investments in these money market funds are valued using unadjusted prices for identical assets in an active market and are thus classified as Level 1.  Money market funds are recorded as cash and cash equivalents in the Consolidated Balance Sheets.

Trust Assets

The assets held by the nuclear decommissioning trusts, the rabbi trusts related to the non-qualified deferred compensation plans, and the long-term disability trust are composed primarily of equity securities, debt securities, and life insurance policies.  In general, investments held in the trusts are exposed to various risks, such as interest rate, credit, and market volatility risks.

Equity securities primarily include investments in common stock, which are valued based on unadjusted prices for identical securities in active markets and are classified as Level 1.  Equity securities also include commingled funds, that are valued using a net asset value per share and are composed of equity securities traded publicly on exchanges across multiple industry sectors in the U.S. and other regions of the world and are classified as Level 2.  Price quotes for the assets held by these funds are readily observable and available.

Debt securities are primarily composed of U.S. government and agency securities, municipal securities, and other fixed-income securities, including corporate debt securities.  U.S. government and agency securities primarily consist of U.S. Treasury securities that are classified as Level 1 because the fair value is determined by observable market prices in active markets.  A market approach is generally used to estimate the fair value of debt securities classified as Level 2 using evaluated pricing data, such as broker quotes, for similar securities adjusted for observable differences.  Significant inputs used in the valuation model generally include benchmark yield curves and issuer spreads.  The external credit ratings, coupon rate, and maturity of each security are considered in the valuation model, as applicable.

Price Risk Management Instruments

Price risk management instruments include physical and financial derivative contracts, such as power purchase agreements, forwards, swaps, options, and CRRs that are traded either on an exchange or over-the-counter.

Power purchase agreements, forwards, and swaps are valued using a discounted cash flow model.  Exchange-traded forwards and swaps that are valued using observable market forward prices for the underlying commodity are classified as Level 1.  Over-the-counter forwards and swaps that are identical to exchange-traded forwards and swaps or are valued using forward prices from broker quotes that are corroborated with market data are classified as Level 2.  Exchange-traded options are valued using observable market data and market-corroborated data and are classified as Level 2.  Long-dated power purchase agreements that are valued using significant unobservable data are classified as Level 3.  These Level 3 contracts are valued using either estimated basis adjustments from liquid trading points or techniques, including extrapolation from observable prices, when a contract term extends beyond a period for which market data is available.

The Utility holds CRRs to hedge the financial risk of CAISO-imposed congestion charges in the day-ahead market.  CRRs are valued based on prices observed in the CAISO auction, which are discounted at the risk-free rate.  Limited market data is available in the CAISO auction and between auction dates; therefore, the Utility uses models to forecast CRR prices for those periods not covered in the auctions.  CRRs are classified as Level 3.

Other Investments

Other investments in common stock are valued based on unadjusted prices for the investments and are actively traded on public exchanges.  These investments are therefore considered Level 1 assets.

Transfers between Levels

PG&E Corporation and the Utility recognize any transfers between levels in the fair value hierarchy as of the end of the reporting period. For the years ended December 31, 2013 and 2012, there were no significant transfers between levels.

Level 3 Measurements and Sensitivity Analysis

The Utility's market and credit risk management function, which reports to the Chief Risk Officer of the Utility, is responsible for determining the fair value of the Utility's price risk management derivatives.  Market and credit risk management utilizes models to derive pricing inputs for the valuation of the Utility's Level 3 instruments.  These models use pricing inputs from brokers and historical data.  The market and credit risk management function and the Utility's finance function collaborate to determine the appropriate fair value methodologies and classification for each derivative.  Inputs used and fair value of Level 3 instruments are reviewed period-over-period and compared with market conditions to determine reasonableness.

CRRs and power purchase agreements are valued using historical prices or significant unobservable inputs derived from internally developed models.  Historical prices include CRR auction prices.  Unobservable inputs include forward electricity prices.  Significant increases or decreases in any of those inputs would result in a significantly higher or lower fair value, respectively.  All reasonable costs related to Level 3 instruments are expected to be recoverable through customer rates; therefore, there is no impact to net income resulting from changes in the fair value of these instruments.  (See Note 9 above.)

	Fair Value at
(in millions)	December 31, 2013
Fair Value Measurement	Assets	Liabilities	Valuation Technique	Unobservable Input	Range (1)
Congestion revenue rights	$107	$32	Market approach	CRR auction prices	$(6.47) - 12.04
Power purchase agreements	$-	$105	Discounted cash flow	Forward prices	$23.43 - 51.75

(1)       Represents price per megawatt-hour

	Fair Value at
(in millions)	December 31, 2012
Fair Value Measurement	Assets	Liabilities	Valuation Technique	Unobservable Input	Range (1)
Congestion revenue rights	$80	$16	Market approach	CRR auction prices	$(9.04) - 55.15
Power purchase agreements	$-	$145	Discounted cash flow	Forward prices	$8.59 - 62.90

(1) Represents price per megawatt-hour

Level 3 Reconciliation

The following table presents the reconciliation for Level 3 price risk management instruments for the years ended December 31, 2013 and 2012, respectively:

	Price Risk Management Instruments
(in millions)	2013	2012
Liability balance as of January 1	$(79)	$(74)
Realized and unrealized gains (losses):
Included in regulatory assets and liabilities or balancing accounts (1)	49	(5)
Liability balance as of December 31	$(30)	$(79)

    (1) The costs related to price risk management activities are recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.

Financial Instruments

PG&E Corporation and the Utility use the following methods and assumptions in estimating fair value for financial instruments:
  The fair values of cash, restricted cash, net accounts receivable, short-term borrowings, accounts payable, customer deposits, and the Utility's variable rate pollution control bond loan agreements approximate their carrying values at December 31, 2013 and 2012, as they are short-term in nature or have interest rates that reset daily.
  The fair values of the Utility's fixed-rate senior notes and fixed-rate pollution control bonds and PG&E Corporation's fixed-rate senior notes were based on quoted market prices at December 31, 2013 and 2012.

The carrying amount and fair value of PG&E Corporation's and the Utility's debt instruments were as follows (the table below excludes financial instruments with carrying values that approximate their fair values):

	At December 31,
	2013		2012
(in millions)	Carrying Amount	Level 2 Fair Value	Carrying Amount	Level 2 Fair Value
Debt (Note 4)
PG&E Corporation	$350	$354	$349	$371
Utility	12,334	13,444	11,645	13,946

Available for Sale Investments

The following table provides a summary of available-for-sale investments:

		Total	Total
	Amortized	Unrealized	Unrealized	Total Fair
(in millions)	Cost	Gains	Losses	Value
As of December 31, 2013
Nuclear decommissioning trusts
Money market investments	$38	$-	$-	$38
Equity securities
U.S.	246	811	-	1,057
Non-U.S.	215	242	-	457
Debt securities
U.S. government and agency securities	870	51	(5)	916
Municipal securities	24	2	(1)	25
Other fixed-income securities	163	1	(2)	162
Total nuclear decommissioning trusts (1)	1,556	1,107	(8)	2,655
Other investments	13	71	-	84
Total	$1,569	$1,178	$(8)	$2,739
As of December 31, 2012
Nuclear decommissioning trusts
Money market investments	$21	$-	$-	$21
Equity securities
U.S.	331	618	-	949
Non-U.S.	199	181	(1)	379
Debt securities
U.S. government and agency securities	723	97	-	820
Municipal securities	56	4	(1)	59
Other fixed-income securities	168	5	-	173
Total (1)	$1,498	$905	$(2)	$2,401

 (1) Represents amounts before deducting $313 million and $240 million at December 31, 2013 and 2012, respectively, primarily related to deferred taxes on appreciation of investment value.

The fair value of debt securities by contractual maturity is as follows:

(in millions)	As of December 31, 2013
Less than 1 year	$22
1-5 years	519
5-10 years	230
More than 10 years	332
Total maturities of debt securities	$1,103

The following table provides a summary of activity for the debt and equity securities:

	2013	2012	2011
(in millions)
Proceeds from sales and maturities of nuclear decommissioning trust
investments	$1,619	$1,133	$1,928
Gross realized gains on sales of securities held as available-for-sale	94	19	43
Gross realized losses on sales of securities held as available-for-sale	(13)	(17)	(30)